John Hancock
Multi-Asset Absolute Return Fund
Quarterly portfolio holdings 4/30/2024

Fund’s investments
As of 4-30-24 (unaudited)
	Shares	Value
Common stocks 88.1%		$300,354,808
(Cost $227,980,798)
Brazil 0.4%		1,512,838
Ambev SA	171,800	401,989
Cia de Saneamento Basico do Estado de Sao Paulo	6,900	107,395
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	4,950	77,369
CPFL Energia SA	27,600	169,557
Hypera SA	65,700	373,505
M Dias Branco SA	58,600	383,023
Canada 0.3%		860,215
The Toronto-Dominion Bank	14,500	860,215
China 2.0%		6,646,589
Alibaba Group Holding, Ltd., ADR	8,877	664,443
Baidu, Inc., ADR (A)	2,877	297,482
China Construction Bank Corp., H Shares	840,000	543,473
China Longyuan Power Group Corp., Ltd., H Shares	681,000	477,063
China Railway Group, Ltd., H Shares	71,000	35,036
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	16,979	140,497
Chinasoft International, Ltd. (A)	212,000	127,481
Hengan International Group Company, Ltd.	15,500	52,036
Industrial & Commercial Bank of China, Ltd., H Shares	998,000	535,156
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	145,800	574,551
Meituan, Class B (A)(B)	550	7,510
Midea Group Company, Ltd., Class A	12,200	117,330
Ming Yang Smart Energy Group, Ltd., Class A	216,225	291,205
NetEase, Inc., ADR	3,742	349,765
PICC Property & Casualty Company, Ltd., H Shares	92,000	114,299
Ping An Insurance Group Company of China, Ltd., H Shares	129,500	586,905
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	90,800	61,576
Sinopharm Group Company, Ltd., H Shares	228,000	575,783
Tencent Holdings, Ltd.	8,600	377,396
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Titan Wind Energy Suzhou Company, Ltd., Class A (A)	97,297	139,298
Vipshop Holdings, Ltd., ADR	8,258	124,200
Wuliangye Yibin Company, Ltd., Class A	7,700	159,236
Yum China Holdings, Inc.	3,737	136,438
Zhejiang Chint Electrics Company, Ltd., Class A	55,698	158,430
Denmark 2.2%		7,580,788
Novo Nordisk A/S, Class B	59,113	7,580,788
France 2.4%		8,286,643
LVMH Moet Hennessy Louis Vuitton SE	1,949	1,600,982
Sanofi SA	26,743	2,642,026
Vinci SA	34,509	4,043,635
Germany 1.6%		5,345,708
Allianz SE	10,081	2,860,840
Deutsche Telekom AG	108,483	2,484,868
Hong Kong 0.1%		269,688
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Resources Land, Ltd.	75,000	269,688
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Indonesia 0.2%		$664,469
Telkom Indonesia Persero Tbk PT	3,427,600	664,469
Ireland 1.7%		5,842,670
Accenture PLC, Class A	15,460	4,652,069
Medtronic PLC	14,838	1,190,601
Israel 0.5%		1,640,930
Check Point Software Technologies, Ltd. (A)	10,982	1,640,930
Japan 1.5%		4,936,259
Hoya Corp.	11,500	1,333,308
KDDI Corp.	57,900	1,606,655
Nippon Telegraph & Telephone Corp.	1,849,000	1,996,296
Mexico 0.4%		1,330,315
Arca Continental SAB de CV	25,800	251,001
Coca-Cola Femsa SAB de CV	20,645	204,380
Fomento Economico Mexicano SAB de CV	11,500	135,255
Grupo Financiero Banorte SAB de CV, Series O	24,800	245,991
Kimberly-Clark de Mexico SAB de CV, Class A	236,500	493,688
Netherlands 0.2%		640,358
Prosus NV (A)	19,138	640,358
Philippines 0.0%		35,631
PLDT, Inc.	1,530	35,631
South Africa 0.2%		825,493
Naspers, Ltd., N Shares	2,504	479,210
Nedbank Group, Ltd.	13,032	158,458
Standard Bank Group, Ltd.	20,001	187,825
South Korea 1.1%		3,866,895
Cheil Worldwide, Inc.	9,251	126,175
DB Insurance Company, Ltd.	574	40,263
Hyundai Glovis Company, Ltd.	2,502	327,537
Hyundai Mobis Company, Ltd.	1,452	237,546
LG Corp.	869	49,583
NongShim Company, Ltd.	785	225,405
Samsung Electronics Company, Ltd.	13,714	762,315
Samsung Fire & Marine Insurance Company, Ltd.	3,622	810,697
Samsung SDS Company, Ltd.	235	26,997
SK Square Company, Ltd. (A)	5,266	289,327
SK Telecom Company, Ltd.	24,166	893,702
SK Telecom Company, Ltd., ADR	3,786	77,348
Spain 0.9%		3,115,475
Iberdrola SA	254,084	3,115,475
Switzerland 1.1%		3,787,695
Chubb, Ltd.	4,363	1,084,816
Nestle SA	17,568	1,763,831
Roche Holding AG	3,919	939,048
Taiwan 1.7%		5,749,470
Hon Hai Precision Industry Company, Ltd.	48,000	228,497
Sinbon Electronics Company, Ltd.	15,000	129,207
Taiwan Semiconductor Manufacturing Company, Ltd.	87,000	2,083,108
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	24,091	3,308,658
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

	Shares	Value
Thailand 0.1%		$479,772
Advanced Info Service PCL	9,700	51,537
Bangkok Bank PCL	13,600	50,176
Thai Beverage PCL	275,100	99,618
Thai Union Group PCL	694,800	278,441
United Kingdom 2.8%		9,382,687
Diageo PLC	100,049	3,457,653
Reckitt Benckiser Group PLC	52,780	2,950,765
Rightmove PLC	63,359	405,864
St. James’s Place PLC	186,530	1,009,367
Unilever PLC	30,139	1,559,038
United States 66.7%		227,554,220
Adobe, Inc. (A)	8,479	3,924,336
Advanced Micro Devices, Inc. (A)	6,858	1,086,170
Air Products & Chemicals, Inc.	9,178	2,169,129
Akamai Technologies, Inc. (A)	29,720	2,999,640
Alphabet, Inc., Class A (A)	94,259	15,343,471
American Electric Power Company, Inc.	22,253	1,914,426
Amgen, Inc.	2,818	771,963
Automatic Data Processing, Inc.	31,224	7,552,773
AutoZone, Inc. (A)	1,945	5,750,198
Baxter International, Inc.	23,065	931,134
Becton, Dickinson and Company	16,036	3,762,046
Booking Holdings, Inc.	657	2,267,984
Bristol-Myers Squibb Company	25,120	1,103,773
Cadence Design Systems, Inc. (A)	13,668	3,767,311
Centene Corp. (A)	24,344	1,778,573
Cisco Systems, Inc.	102,134	4,798,255
Colgate-Palmolive Company	38,943	3,579,641
Comcast Corp., Class A	105,541	4,022,168
Conagra Brands, Inc.	61,895	1,905,128
CVS Health Corp.	57,580	3,898,742
Duke Energy Corp.	8,169	802,686
eBay, Inc.	69,781	3,596,513
Elevance Health, Inc.	10,552	5,577,576
Emerson Electric Company	12,171	1,311,790
Eversource Energy	9,744	590,681
Expeditors International of Washington, Inc.	12,118	1,348,855
Fiserv, Inc. (A)	15,565	2,376,309
Fortinet, Inc. (A)	77,501	4,896,513
General Mills, Inc.	10,707	754,415
Global Payments, Inc.	30,732	3,772,968
Globe Life, Inc.	6,828	520,089
Intuit, Inc.	673	421,042
Johnson & Johnson	48,635	7,032,135
Kenvue, Inc.	79,849	1,502,758
Laboratory Corp. of America Holdings	10,543	2,123,044
Marsh & McLennan Companies, Inc.	17,359	3,461,905
Mastercard, Inc., Class A	11,198	5,052,538
McDonald’s Corp.	13,033	3,558,530
Merck & Company, Inc.	11,814	1,526,605
Meta Platforms, Inc., Class A	7,483	3,218,962
Microsoft Corp.	31,790	12,376,801
Mondelez International, Inc., Class A	59,602	4,287,768
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Monster Beverage Corp. (A)	90,818	$4,854,222
MSCI, Inc.	4,041	1,882,257
NextEra Energy, Inc.	27,110	1,815,557
NIKE, Inc., Class B	55,913	5,158,533
Oracle Corp.	22,636	2,574,845
Paychex, Inc.	9,668	1,148,655
PayPal Holdings, Inc. (A)	21,294	1,446,288
PepsiCo, Inc.	31,825	5,598,336
Pfizer, Inc.	28,670	734,525
Ross Stores, Inc.	16,915	2,191,338
Sempra	12,592	901,965
Starbucks Corp.	59,336	5,250,643
Stryker Corp.	6,028	2,028,422
Synopsys, Inc. (A)	3,948	2,094,769
Sysco Corp.	19,711	1,464,922
Texas Roadhouse, Inc.	29,746	4,782,562
The Cigna Group	16,355	5,839,389
The Coca-Cola Company	130,376	8,053,326
The Hershey Company	14,878	2,885,142
The J.M. Smucker Company	3,467	398,185
The Procter & Gamble Company	20,122	3,283,910
The TJX Companies, Inc.	30,530	2,872,568
The Toro Company	25,364	2,221,633
UnitedHealth Group, Inc.	3,648	1,764,538
Verizon Communications, Inc.	47,091	1,859,624
Visa, Inc., Class A	25,950	6,970,430
W.W. Grainger, Inc.	2,073	1,909,959
Waste Management, Inc.	10,241	2,130,333

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 2.9%					$9,880,237
(Cost $10,066,836)
U.S. Government 2.9%					9,880,237
U.S. Treasury
Note	0.625	05-15-30		392,600	309,004
Note (D)	0.625	08-15-30		749,500	584,434
Note	0.875	11-15-30		782,300	616,153
Note (D)	1.250	08-15-31		711,500	562,002
Note	1.625	05-15-31		853,400	698,388
Note	1.750	11-15-29		368,000	316,394
Note	1.875	02-15-32		1,390,900	1,136,843
Note	2.875	05-15-32		988,000	868,128
Note	3.375	05-15-33		692,100	625,485
Note	3.500	02-15-33		312,200	285,504
Note (D)	4.000	02-15-34		1,669,000	1,580,334
Note	4.125	11-15-32		1,060,800	1,018,534

Note	4.500	11-15-33		1,298,100	1,279,034
Foreign government obligations 0.0%					$147,226
(Cost $148,377)
France 0.0%					147,226
Caisse Francaise de Financement Local
Bond	0.010	10-19-35	EUR	200,000	147,226
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 3.4%					$11,550,939
(Cost $12,209,331)
Australia 0.0%					107,553
Bendigo & Adelaide Bank, Ltd.	4.020	10-04-26	EUR	100,000	107,553
Austria 0.1%					178,904
Erste Group Bank AG	0.010	09-11-29	EUR	200,000	178,904
Canada 0.0%					94,568
Federation des Caisses Desjardins du Quebec	0.050	11-26-27	EUR	100,000	94,568
Denmark 2.6%					8,726,924
Nykredit Realkredit A/S	1.000	07-01-25	DKK	3,900,000	541,548
Nykredit Realkredit A/S	2.500	07-01-53	DKK	1,519,267	191,169
Nykredit Realkredit A/S	4.000	10-01-53	DKK	13,961,471	1,943,727
Nykredit Realkredit A/S	5.000	10-01-53	DKK	2,423,260	348,463
Nykredit Realkredit A/S	5.000	10-01-53	DKK	12,657,454	1,816,513
Realkredit Danmark A/S	1.000	04-01-26	DKK	7,300,000	997,665
Realkredit Danmark A/S	1.500	10-01-53	DKK	25,799,330	2,887,839
France 0.5%					1,764,902
AXA Home Loan SFH SA	0.010	10-16-29	EUR	900,000	806,639
BPCE SFH SA	0.010	01-21-27	EUR	800,000	779,888
BPCE SFH SA	0.625	05-29-31	EUR	200,000	178,375
Japan 0.0%					89,661
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	100,000	89,661
New Zealand 0.1%					171,104
ASB Bank, Ltd.	0.250	05-21-31	EUR	200,000	171,104
United Kingdom 0.1%					417,323
Santander UK PLC	0.500	01-10-25	EUR	400,000	417,323

Total investments (Cost $250,405,342) 94.4%	$321,933,210
Other assets and liabilities, net 5.6%	19,180,980
Total net assets 100.0%	$341,114,190

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
The fund had the following portfolio composition as a percentage of net assets on 4-30-24:
Common stocks	88.1%
Health care	15.7%
Consumer staples	15.3%
Information technology	15.2%
Consumer discretionary	11.3%
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Financials	10.3%
Communication services	9.9%
Industrials	6.8%
Utilities	2.9%
Materials	0.6%
Real estate	0.1%
Corporate bonds	3.4%
U.S. Government and Agency obligations	2.9%
Other assets and liabilities, net	5.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	506	Long	Jun 2024	$55,611,480	$54,379,188	$(1,232,292)
2-Year U.S. Treasury Note Futures	173	Long	Jul 2024	35,434,456	35,067,641	(366,815)
5-Year U.S. Treasury Note Futures	881	Long	Jul 2024	94,140,380	92,319,164	(1,821,216)
ASX SPI 200 Index Futures	34	Short	Jun 2024	(4,275,954)	(4,176,519)	99,435
Canadian 10-Year Bond Futures	20	Short	Jun 2024	(1,697,475)	(1,699,633)	(2,158)
Euro STOXX 50 Index Futures	199	Short	Jun 2024	(10,434,603)	(10,359,562)	75,041
Euro-Bund Futures	134	Short	Jun 2024	(18,922,284)	(18,583,503)	338,781
FTSE 100 Index Futures	68	Short	Jun 2024	(6,690,978)	(6,922,016)	(231,038)
Long Gilt Futures	15	Short	Jun 2024	(1,802,168)	(1,794,662)	7,506
Mini MSCI Emerging Markets Index Futures	197	Short	Jun 2024	(10,326,711)	(10,263,700)	63,011
Nikkei 225 Mini Index Futures	266	Short	Jun 2024	(6,683,399)	(6,436,858)	246,541
S&P 500 E-Mini Index Futures	289	Short	Jun 2024	(75,091,291)	(73,218,150)	1,873,141
						$(950,063)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	562,000	CAD	495,691	BOA	5/15/2024	$4,067	—
AUD	887,000	JPY	87,153,384	BARC	5/15/2024	21,082	—
AUD	313,000	JPY	31,323,975	BOA	5/15/2024	3,819	—
AUD	167,000	JPY	16,291,571	GSI	5/15/2024	4,714	—
AUD	678,000	SEK	4,857,508	BARC	5/15/2024	—	$(1,645)
AUD	20,800	USD	13,595	BARC	5/15/2024	—	(115)
AUD	2,418,384	USD	1,589,005	BNP	5/15/2024	—	(21,719)
AUD	401,973	USD	262,044	BOA	5/15/2024	—	(1,537)
AUD	544,476	USD	355,147	GSI	5/15/2024	—	(2,287)
CAD	173,000	JPY	19,350,603	BOA	5/14/2024	2,762	—
CAD	191,000	SEK	1,447,590	BNP	5/14/2024	7,343	—
CAD	184,000	SEK	1,446,941	BOA	5/14/2024	2,316	—
CAD	31,781	USD	23,230	BARC	5/15/2024	—	(139)
CAD	1,209,342	USD	897,374	GSI	5/15/2024	—	(18,715)
CHF	1,392,812	CAD	2,098,000	GSI	5/15/2024	—	(6,874)
CHF	1,474,365	GBP	1,301,000	BARC	5/15/2024	—	(19,476)
CHF	1,985,495	USD	2,188,242	BARC	5/15/2024	—	(25,075)
CHF	1,141,042	USD	1,272,253	BNP	5/15/2024	—	(29,105)
CHF	279,619	USD	319,150	BOA	5/15/2024	—	(14,510)
CHF	311,505	USD	342,000	GSI	5/15/2024	—	(2,620)
DKK	1,695,307	USD	246,881	BARC	5/15/2024	—	(4,142)
DKK	4,200,579	USD	608,175	BNP	5/15/2024	—	(6,723)
DKK	7,483,914	USD	1,080,779	BOA	5/15/2024	—	(9,209)
DKK	6,820,257	USD	998,991	GSI	5/15/2024	—	(22,446)
EUR	199,000	AUD	327,255	BOA	5/15/2024	402	—
EUR	1,535,000	CAD	2,252,216	GSI	5/15/2024	2,659	—
EUR	443,000	JPY	72,432,507	BARC	5/15/2024	12,799	—
EUR	228,000	JPY	36,688,782	BNP	5/15/2024	10,337	—
EUR	493,000	JPY	80,230,779	BOA	5/15/2024	16,638	—
EUR	215,000	JPY	35,128,134	GSI	5/15/2024	6,373	—
EUR	103,000	NZD	182,156	BARC	5/15/2024	2,645	—
EUR	72,000	NZD	127,454	BOA	5/15/2024	1,777	—
EUR	2,485,940	USD	2,687,269	BNP	5/15/2024	—	(32,857)
EUR	15,628,269	USD	16,795,766	BOA	5/15/2024	—	(108,370)
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	4,870,000	USD	5,285,845	GSI	5/15/2024	—	$(85,805)
GBP	204,000	CAD	350,041	BARC	5/15/2024	$600	—
GBP	985,558	EUR	1,151,000	BOA	5/15/2024	2,584	—
GBP	61,000	JPY	11,438,386	GSI	5/15/2024	3,550	—
GBP	2,228,719	USD	2,810,212	BARC	5/15/2024	—	(25,127)
GBP	587,764	USD	743,958	BNP	5/15/2024	—	(9,467)
GBP	417,195	USD	528,909	BOA	5/15/2024	—	(7,568)
GBP	737,059	USD	923,314	GSI	5/15/2024	—	(2,259)
JPY	48,409,089	EUR	296,000	BOA	5/15/2024	—	(8,477)
JPY	32,478,774	GBP	173,000	BARC	5/15/2024	—	(9,822)
JPY	386,571,695	USD	2,567,195	BARC	5/15/2024	—	(110,987)
JPY	268,470,183	USD	1,784,850	BNP	5/15/2024	—	(79,038)
JPY	9,035,313,493	USD	61,231,819	BOA	5/15/2024	—	(3,823,028)
JPY	163,646,403	USD	1,091,159	GSI	5/15/2024	—	(51,379)
NOK	6,045,500	AUD	862,000	BARC	5/15/2024	—	(14,226)
NOK	4,175,305	CAD	518,000	BOA	5/15/2024	—	(362)
NOK	3,412,599	EUR	301,000	BOA	5/15/2024	—	(14,086)
NOK	1,847,271	GBP	138,000	GSI	5/15/2024	—	(6,099)
NOK	3,612,000	SEK	3,557,061	BARC	5/15/2024	2,306	—
NOK	79,330	USD	7,450	BNP	5/15/2024	—	(306)
NOK	2,770,017	USD	251,000	BOA	5/15/2024	—	(1,554)
NZD	1,127,000	CAD	930,962	BARC	5/15/2024	—	(12,315)
NZD	431,496	EUR	239,000	BNP	5/15/2024	—	(938)
NZD	301,040	GBP	144,000	BARC	5/15/2024	—	(2,560)
NZD	172,000	JPY	15,666,650	BNP	5/15/2024	1,808	—
NZD	1,622,000	USD	963,154	BARC	5/15/2024	—	(7,392)
SEK	2,065,000	JPY	29,209,631	BARC	5/15/2024	1,899	—
SEK	2,636,014	USD	252,307	BNP	5/15/2024	—	(12,970)
SEK	12,239,193	USD	1,159,881	BOA	5/15/2024	—	(48,623)
SEK	2,043,477	USD	197,395	GSI	5/15/2024	—	(11,857)
USD	237,517	AUD	361,629	BARC	5/15/2024	3,155	—
USD	23,564,148	AUD	36,074,588	BNP	5/15/2024	185,236	—
USD	85,595	AUD	132,212	BOA	5/15/2024	—	(88)
USD	341,710	AUD	521,440	GSI	5/15/2024	3,780	—
USD	3,341,000	CAD	4,566,589	BARC	5/14/2024	23,158	—
USD	15,058,793	CAD	20,405,900	BNP	5/14/2024	232,942	—
USD	58,792	CAD	80,435	BARC	5/15/2024	351	—
USD	963,141	CAD	1,304,051	BNP	5/15/2024	15,670	—
USD	236,003	CAD	320,670	GSI	5/15/2024	3,018	—
USD	36,118	CHF	32,867	BARC	5/15/2024	310	—
USD	77,944	CHF	69,088	BNP	5/15/2024	2,674	—
USD	53,936	CHF	47,063	BOA	5/15/2024	2,662	—
USD	4,820,363	CHF	4,206,293	GSI	5/15/2024	237,669	—
USD	368,225	DKK	2,565,505	BARC	5/15/2024	888	—
USD	824,687	DKK	5,648,641	BNP	5/15/2024	15,898	—
USD	17,984,519	DKK	124,686,965	BOA	5/15/2024	131,457	—
USD	205,434	DKK	1,415,101	GSI	5/15/2024	2,815	—
USD	698,492	EUR	648,499	BARC	5/15/2024	6,045	—
USD	5,427,404	EUR	5,023,631	BNP	5/15/2024	63,322	—
USD	136,953,292	EUR	127,537,508	BOA	5/15/2024	772,575	—
USD	1,365,099	EUR	1,260,210	GSI	5/15/2024	19,485	—
USD	1,385,219	GBP	1,098,859	BARC	5/15/2024	12,046	—
USD	18,270,714	GBP	14,547,175	BNP	5/15/2024	92,055	—
USD	358,539	GBP	283,915	BOA	5/15/2024	3,749	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	331,365	GBP	261,700	GSI	5/15/2024	$4,336	—
USD	1,115,676	JPY	169,933,474	BARC	5/15/2024	35,948	—
USD	750,861	JPY	111,299,939	BNP	5/15/2024	43,681	—
USD	7,357,389	JPY	1,087,696,648	BOA	5/15/2024	446,356	—
USD	1,220,386	JPY	182,775,742	GSI	5/15/2024	59,061	—
USD	7,207	NOK	79,330	BARC	5/15/2024	63	—
USD	3,476,838	NOK	37,023,324	BNP	5/15/2024	142,802	—
USD	497,884	NOK	5,229,019	BOA	5/15/2024	26,998	—
USD	12,368,976	NZD	20,275,418	BOA	5/15/2024	421,699	—
USD	11,320	SEK	116,864	BARC	5/15/2024	709	—
USD	13,429	SEK	141,550	BNP	5/15/2024	577	—
USD	8,496,254	SEK	89,524,880	BOA	5/15/2024	367,841	—
						$3,493,511	$(4,673,897)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
OTC	Over-the-counter
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$1,512,838	$1,512,838	—	—
Canada	860,215	860,215	—	—
China	6,646,589	1,572,328	$5,074,261	—
Denmark	7,580,788	—	7,580,788	—
France	8,286,643	—	8,286,643	—
Germany	5,345,708	—	5,345,708	—
Hong Kong	269,688	—	269,688	—
Indonesia	664,469	—	664,469	—
Ireland	5,842,670	5,842,670	—	—
Israel	1,640,930	1,640,930	—	—
Japan	4,936,259	—	4,936,259	—
|	11

	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Mexico	$1,330,315	$1,330,315	—	—
Netherlands	640,358	—	$640,358	—
Philippines	35,631	—	35,631	—
South Africa	825,493	—	825,493	—
South Korea	3,866,895	77,348	3,789,547	—
Spain	3,115,475	—	3,115,475	—
Switzerland	3,787,695	1,084,816	2,702,879	—
Taiwan	5,749,470	3,308,658	2,440,812	—
Thailand	479,772	—	479,772	—
United Kingdom	9,382,687	—	9,382,687	—
United States	227,554,220	227,554,220	—	—
U.S. Government and Agency obligations	9,880,237	—	9,880,237	—
Foreign government obligations	147,226	—	147,226	—
Corporate bonds	11,550,939	—	11,550,939	—
Total investments in securities	$321,933,210	$244,784,338	$77,148,872	—
Derivatives:
Assets
Futures	$2,703,456	$2,703,456	—	—
Forward foreign currency contracts	3,493,511	—	$3,493,511	—
Liabilities
Futures	(3,653,519)	(3,653,519)	—	—
Forward foreign currency contracts	(4,673,897)	—	(4,673,897)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
12	|